Share-Based Compensation - Summary of Stock Units (Details) - Restricted Stock Units (RSUs) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Stock Units
Outstanding (in shares)	3,771
Granted (in shares)	1,185
Vested (in shares)	(864)
Forfeited (in shares)	(77)
Outstanding (in shares)	4,015
Vested and expected to vest (in shares)	3,744
Weighted Average Contractual Term
Outstanding	1 year 4 months 2 days
Vested and expected to vest	1 year 3 months 14 days
Aggregate Intrinsic Value
Outstanding | $	$ 174,364
Vested and expected to vest | $	$ 162,610